Borrowings (Current) (Tables)	12 Months Ended
Mar. 31, 2023
Borrowings Current [Abstract]
Schedule of Borrowings Consist	Borrowings consist of the following:
	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Secured Borrowings
7% Senior secured promissory note	$-	1,000,000
Vehicle loan from financial institution	10,946

Unsecured Borrowings
0% Senior Convertible Notes	3,333,333
Loan from directors	$532,960	$36,851
Loan from a related party	$1,304	$1,304
Loan from others	10,587
	3,889,131	1,038,155